Financial Accounting Developments	9 Months Ended	12 Months Ended
	Sep. 30, 2019	Dec. 31, 2018
Financial Accounting Developments [Abstract]
Financial Accounting Developments

Note 4 – Financial Accounting Developments:

Recently Issued Accounting Pronouncements

From time to time, new accounting pronouncements are issued by the FASB or other standard setting bodies that are adopted by the Company as of the specified effective date. Unless otherwise discussed, we believe that the impact of recently issued standards that are not yet effective will not have a material impact on our financial position or results of operations upon adoption.

Note 4 – Financial Accounting Developments:

Recently Issued Accounting Pronouncements

From time to time, new accounting pronouncements are issued by the FASB or other standard setting bodies that are adopted by the Company as of the specified effective date. Unless otherwise discussed, we believe that the impact of recently issued standards that are not yet effective will not have a material impact on our financial position or results of operations upon adoption.